CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2011	Jun. 30, 2010
Accounts receivable, allowance for doubtful accounts	$ 10,691,810	$ 8,408,318
Cost and estimated earnings in excess of billings, allowance for doubtful accounts	1,232,813	1,102,016
Other receivables, allowance for doubtful accounts	249,052	214,789
Inventories, provision	$ 1,738,184	$ 2,393,546
Ordinary shares, par value	$ 0.001	$ 0.001
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	54,692,129	54,449,129
Ordinary shares, shares outstanding	54,692,129	54,449,129